Document And Entity Information	Nov. 05, 2026
Document Information Line Items
Entity Central Index Key	0000885978
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	U S PHYSICAL THERAPY INC /NV
Entity Incorporation, State or Country Code	NV
Entity File Number	001-11151
Entity Tax Identification Number	76-0364866
Entity Address, Address Line One	1300 WEST SAM HOUSTON PARKWAY SOUTH,
Entity Address, Address Line Two	SUITE 300,
Entity Address, City or Town	HOUSTON
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	297-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
New York Stock Exchange [Member]
Document Information Line Items
Security Exchange Name	NYSE
NYSE
Document Information Line Items
Security Exchange Name	NYSETX
New York Stock Exchange [Member]
Document Information Line Items
Title of 12(b) Security	Common Stock, $.01 par value USPH New York Stock Exchange
Trading Symbol	USPH
NYSE
Document Information Line Items
Title of 12(b) Security	Common Stock, $.01 par value USPH NYSE Texas, Inc.
Trading Symbol	USPH